LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Aggregate amounts of contractual long-term debt maturities

The aggregate amounts of contractual long-term debt maturities at December 31, 2012 in the years 2013 through 2017 and thereafter are as follows:

Years ended December 31,	Long-term debt maturities
2013	70.1	(a)
2014	58.4	(b)
2015	332.5	(c)
2016	8.0	(d)
2017	756.0	(e)
Thereafter	—

Total long-term debt	$1,225.0

Discounts	(9.1)

Total long-term debt, net of discounts	$1,215.9

(a)	Amount refers to (i) a $2.0 million principal repayment on March 31, 2013, as well as the approximately $19.5 million “excess cash flow” payment (as defined under the 2011 Term Loan Agreement), to be made under the 2011 Term Loan Facility prior to April 10, 2013. Such repayment would satisfy Products Corporation’s future regularly scheduled term loan amortization payments in the direct order of maturities beginning in June 2013 through September 2015 and (ii) the aggregate principal amount outstanding under the Contributed Loan. Pursuant to the terms of the 2009 Exchange Offer, the maturity date on the Contributed Loan which remains owing from Products Corporation to Revlon, Inc. was extended from August 2010 to October 8, 2013.

(b)	Amount refers to the aggregate principal amount outstanding under the Non-Contributed Loan which matures on October 8, 2014.

(c)

Amount refers to $2.5 million of quarterly amortization payments required under the 2011 Term Loan Facility and the principal balance due on the 9 3/4% Senior Secured Notes which mature on November 15, 2015. The difference between this amount and the carrying amount of the 9 3/4% Senior Secured Notes is due to the issuance of the $330.0 million in aggregate principal amount of the 9 3/4% Senior Secured Notes at a discount, which was priced at 98.9% of par.

(d)	Amount refers to the quarterly amortization payments required under the 2011 Term Loan Facility. Amount excludes amounts available under the 2011 Revolving Credit Facility which matures on June 16, 2016, and which was undrawn as of December 31, 2012.

(e)	Amount refers to the aggregate principal amount expected to be outstanding under the 2011 Term Loan Facility on its November 19, 2017 maturity date. The difference between this amount and the carrying amounts of the 2011 Term Loan Facility is due to the issuance of the $800.0 million in aggregate principal amount of the 2011 Term Loan Facility at a discount, which was priced at 99.5% of par.